Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

	December 31
	2017	2018
	US$	US$
Wages and bonus	29,629	25,169
Dividends	32,451	32,871
Research and development payable	5,638	3,108
License fees and royalties	3,729	6,739
Professional fees	2,286	1,867
Equipment	1,844	1,264
Others	8,186	8,401

	83,763	79,419